Form N-PX

                      Annual Report of Proxy Voting Record

                       of Mezzacappa Long/Short Fund, LLC

                  Investment Company Act File Number: 811-21469

                                   Registrant
                         Mezzacappa Long/Short Fund, LLC
                                630 Fifth Avenue
                                   Suite 2600
                               New York, NY 10111
                                 (212) 332-1831

                                Agent for Service
                              Christopher S. Nagle
                                630 Fifth Avenue
                                   Suite 2600
                               New York, NY 10111


                        Date of Fiscal Year End: March 31
             Date of Reporting Period: July 1, 2004 to June 30, 2005


     The Mezzacappa Long/Short Fund, LLC did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.

                                   Signatures

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



                  Mezzacappa Management, LLC

                  By: /s/ Christopher S. Nagle

                  Chief Financial Officer

                  Date: August 31, 2005